VARIABLE INTEREST ENTITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
VARIABLE INTEREST ENTITIES
TOTAL ASSETS	$ 11,895,760	$ 9,037,128
Short-term borrowings	1,805,198	1,443,816
Long-term borrowings	3,071,163
TOTAL LIABILITIES	8,190,516	6,730,434
Variable Interest Entity
VARIABLE INTEREST ENTITIES
Cash	10,478	15,903
Project assets	109,144	320,460
Other assets	40,340	30,163
TOTAL ASSETS	159,962	366,526
Short-term borrowings	73,131	191,792
Long-term borrowings	16,956	49,675
Other liabilities	27,376	26,366
TOTAL LIABILITIES	$ 117,463	$ 267,833